Related Party Transactions (Details) - 4C - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Total incurred for operating expenses	$ 78	$ 583	$ 5,571
Due from related parties	$ 145
Due to related parties		$ 88